OPTIONS (Details)	12 Months Ended
Jun. 30, 2022 $ / shares shares
Statement [Line Items]
Outstanding options	5,100,000
Executive Officers
Statement [Line Items]
Outstanding options	300,000
Weighted average exercise price | $ / shares	$ 0.25
Weighted average life remaining	7 months 24 days
Directors
Statement [Line Items]
Outstanding options	3,550,000
Weighted average exercise price | $ / shares	$ 0.28
Weighted average life remaining	9 months 14 days
Consultants
Statement [Line Items]
Outstanding options	1,250,000
Weighted average exercise price | $ / shares	$ 0.41
Weighted average life remaining	9 months 29 days